Investment Securities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Investments, Debt and Equity Securities [Abstract]
Schedule of Investment Securities Reconciliation
The following tables present amortized cost and fair values of investments as of September 30, 2021, and December 31, 2020, respectively:

September 30, 2021	Amortized cost	Accumulated unrealized gains	Accumulated unrealized losses	Fair value
	(in thousands)
Investment securities, held-to-maturity
U.S. government and government agencies and authorities	$695	$42	$(10)	$727
Investment securities, available-for-sale
U.S. government and government agencies and authorities	167,935	37	(647)	167,325
Total investment securities	$168,630	$79	$(657)	$168,052

December 31, 2020	Amortized cost	Accumulated unrealized gains	Accumulated unrealized losses	Fair value
	(in thousands)
Investment securities, held-to-maturity
U.S. government and government agencies and authorities	$694	$43	$—	$737
Investment securities, available-for-sale
U.S. government and government agencies and authorities	53,953	51	(41)	53,963
Total investment securities	$54,647	$94	$(41)	$54,700

The following tables present cost or amortized cost and fair values of investments as of December 31, 2020 and 2019, respectively:

December 31, 2020	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
	(in thousands)
Investment securities, held-to-maturity:
U.S. government and government agencies and authorities	$694	$43	$—	$737
Investment securities, available-for-sale:
U.S. government and government agencies and authorities	53,953	51	(41)	53,963
Total investment securities	$54,647	$94	$(41)	$54,700

December 31, 2019	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
	(in thousands)
Investment securities, held-to-maturity:
U.S. government and government agencies and authorities	$663	$22	$—	$685
Investment securities, available-for-sale:
U.S. government and government agencies and authorities	56,382	46	—	56,428
Total investment securities	$57,045	$68	$—	$57,113

Schedule of Amortized Cost and Fair Value of Debt Securities
The following table presents the amortized cost and fair value of debt securities as of September 30, 2021, by contractual maturity:

September 30, 2021	Held-to-maturity		Available-for-sale
	Amortized cost	Fair value	Amortized cost	Fair value
	(in thousands)
Due within one year	$305	$308	$21,139	$21,142
Due after one year through five years	15	16	141,835	141,352
Due after five years through ten years	265	256	4,961	4,831
Due after ten years	110	147	—	—
Total	$695	$727	$167,935	$167,325

The following tables present the amortized cost and fair value of debt securities as of December 31, 2020, by contractual maturity:

December 31, 2020	Held-to-maturity		Available-for-sale
	Amortized cost	Fair value	Amortized cost	Fair value
	(in thousands)
Due within one year	$265	$266	$—	$—
Due after one year through five years	319	328	43,382	43,431
Due after five years through ten years	—	—	10,571	10,532
Due after ten years	110	143	—	—
Total	$694	$737	$53,953	$53,963

Schedule of Net Investment Income
For the three and nine months ended September 30, 2021 and 2020, respectively, net investment income, which is included within other income in the Condensed Consolidated Statements of Operations and Comprehensive Loss, was derived from the following sources:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
	(in thousands)
Cash and cash equivalents	$—	$1	$—	$108
Short-term investments	62	519	139	1,141
Investment securities	117	303	201	977
Investment income, net	$179	$823	$340	$2,226

For the years ended December 31, 2020 and 2019, respectively, net investment income was derived from the following sources:

December 31,	2020	2019
	(in thousands)
Cash and cash equivalents	$108	$1,249
Short-term investments	1,722	2,904
Investment securities	1,146	386
Net investment income	$2,976	$4,539

Schedule of Gross Unrealized Losses and Fair Value For Fixed Maturities In a Continuous Unrealized Loss Position
Gross unrealized losses and fair values aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position were as follows at September 30, 2021:

September 30, 2021	Less than 12 months		Greater than 12 months		Total
	Fair value	Unrealized loss	Fair value	Unrealized loss	Fair value	Unrealized loss
	(in thousands, except number of positions)
U.S. government and government agencies	$—	$—	$71,620	$(657)	$71,620	$(657)
Total	$—	$—	$71,620	$(657)	$71,620	$(657)
Number of positions	—		14		14

Schedule of Realized Gain (Loss) on Investment Securities
Proceeds from sales and maturities of investment securities, inclusive of short-term investments, and related gross realized gains (losses) which are included within other income in the Condensed Consolidated Statements of Operations and Comprehensive Loss, were as follows for the three and nine months ended September 30, 2021 and 2020, respectively:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
	(in thousands)
Proceeds from sales of investment securities	$89,997	$71,049	$126,862	$166,024
Proceeds from maturities of investment securities	50,000	9,600	250,265	56,701
Gross realized gains	7	504	24	540
Gross realized losses	—	—	(77)	—
Net realized gains (losses)	$7	$504	$(53)	$540